Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties	Pre-development properties	Total
Cost
Balance at January 1, 2023	$243,332	$2,623,733	$123,605	$3,751,842	$242,701	$6,985,213
Additions/transfers	2,034	43,352	158,430	225,664	25	429,505
Write-down of assets	—	—	—	(3,183)	—	(3,183)
Other movements/transfers	12,311	100,710	(168,761)	51,269	—	(4,471)
Assets reclassified as held for sale	—	—	—	—	217	217
Disposals	(197)	(3,382)	(731)	(126)	(118)	(4,554)
Capitalized interest	—	—	—	17,087	—	17,087
Balance at December 31, 2023	$257,480	$2,764,413	$112,543	$4,042,553	$242,825	$7,419,814

Balance at January 1, 2024	$257,480	$2,764,413	$112,543	$4,042,553	$242,825	$7,419,814
Additions/transfers	4,903	40,339	109,435	468,395	(952)	622,120
(Write-down) reversal of assets	(1,403)	523	(1,946)	(682)	—	(3,508)
Other movements/transfers	21,446	70,740	(100,867)	(2,782)	(12)	(11,475)
Assets reclassified as held for sale	—	—	—	—	1,217	1,217
Disposals	—	(2,389)	—	(87)	(296)	(2,772)
Capitalized interest	—	—	—	33,839	—	33,839
Balance at December 31, 2024	$282,426	$2,873,626	$119,165	$4,541,236	$242,782	$8,059,235

Accumulated depreciation
Balance at January 1, 2023	$(89,635)	$(1,396,127)	$—	$(1,899,466)	$(3,723)	$(3,388,951)
Depreciation for the year	(21,540)	(143,008)	—	(109,740)	—	(274,288)
Other movements	(106)	(2,387)	—	(676)	(27)	(3,196)
Assets reclassified as held for sale	—	—	—	—	(39)	(39)
Disposals	144	2,035	—	1	39	2,219
Balance at December 31, 2023	$(111,137)	$(1,539,487)	$—	$(2,009,881)	$(3,750)	$(3,664,255)

Balance at January 1, 2024	$(111,137)	$(1,539,487)	$—	$(2,009,881)	$(3,750)	$(3,664,255)
Depreciation for the year	(17,968)	(160,641)	—	(98,247)	—	(276,856)
Write-down of assets	—	(654)	—	—	—	(654)
Other movements/transfers	(35)	(3,165)	—	3,310	(17)	93
Assets reclassified as held for sale	—	—	—	—	(7)	(7)
Disposals	—	1,145	—	—	81	1,226
Balance at December 31, 2024	$(129,140)	$(1,702,802)	$—	$(2,104,818)	$(3,693)	$(3,940,453)

Carrying amounts
At January 1, 2023	$153,697	$1,227,606	$123,605	$1,852,376	$238,978	$3,596,262
At December 31, 2023	$146,343	$1,224,926	$112,543	$2,032,672	$239,075	$3,755,559
Balance at December 31, 2024	$153,286	$1,170,824	$119,165	$2,436,418	$239,089	$4,118,782

Summary of key assumptions used for assessing recoverable amount of company's CGUs versus carrying values	The significant assumptions used for determining the recoverable amount of the Olympias CGU at December 31, 2024 are reflected in the table below.

2024 Assumptions
Gold price ($/oz)	$2,600 - $2,100
Silver price ($/oz)	$32 - $27
Lead price ($/t)	$2,072 - $2,116
Zinc price ($/t)	$2,646 - $2,778
Real discount rate	6.75% - 7.75%
VBPP value/oz	$40 - $60/oz